Consolidated Balance Sheets (Parentheticals) - ₪ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares, par value (in New Shekels per share)	₪ 0.01	₪ 0.01
Ordinary shares, shares authorized	88,000,000	88,000,000
Ordinary shares, shares issued	21,660,010	21,660,010
Ordinary shares, shares outstanding	20,184,826	20,124,326
Treasury shares	1,475,184	1,535,684